SCUDDER VARIABLE LIFE INVESTMENT FUND
                           21st Century Growth Portfolio
                                Balanced Portfolio
                                  Bond Portfolio
                             Capital Growth Portfolio
                            Global Discovery Portfolio
                            Growth and Income Portfolio
                              International Portfolio
                              Money Market Portfolio
                          Large Company Growth Portfolio

        Supplement to Statement of Additional Information dated May 1, 2000

The following information supplements the disclosure in the "Investment Adviser" section of the Portfolios' Statement of Additional Information:

On October 17, 2000, the dual holding company structure of Zurich Financial Services Group, comprised of Allied Zurich p.l.c. in the United Kingdom and Zurich Allied A.G. in Switzerland, was unified into a single Swiss holding company, Zurich Financial Services.



October 30, 2000





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